Goodwill and Intangible Assets	12 Months Ended
Jun. 30, 2011
Goodwill and Intangible Assets
7.	Goodwill and Intangible Assets

The Company’s annual impairment tests performed in 2011, 2010, and 2009 resulted in no impairment loss being recognized.

The changes in the carrying amount of goodwill for the years ended June 30, 2010 and June 30, 2011 are as follows:

	Industrial Segment	Aerospace Segment	Climate & Industrial Controls Segment	Total
Balance June 30, 2009	$2,496,449	$98,709	$307,919	$2,903,077
Acquisitions		193		193
Foreign currency translation	(115,175)	(46)	(1,081)	(116,302)
Goodwill adjustments	(634)			(634)

Balance June 30, 2010	$2,380,640	$98,856	$306,838	$2,786,334

Acquisitions	7,424		1,291	8,715
Foreign currency translation	208,261	58	6,059	214,378
Goodwill adjustments	(336)		25	(311)

Balance June 30, 2011	$2,595,989	$98,914	$314,213	$3,009,116

Goodwill adjustments represent final adjustments to the purchase price allocation for acquisitions during the measurement period subsequent to the applicable acquisition dates. The Company’s previously reported results of operations and financial position would not be materially different had the goodwill adjustments recorded during 2011 and 2010 been reflected in the same reporting period that the initial purchase price allocations for those acquisitions were made.

Intangible assets are amortized on a straight-line method over their legal or estimated useful life. The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset:

	2011		2010
June 30,	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents	$124,015	$61,061	$114,935	$48,682
Trademarks	319,158	116,995	289,017	83,936
Customer lists and other	1,251,271	338,666	1,125,782	247,065

Total	$1,694,444	$516,722	$1,529,734	$379,683

During 2011, the Company acquired intangible assets with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted- Average Life
Trademarks	$1,443	7 years
Customer lists and other	33,642	13 years

Total	$35,085	13 years

Total intangible amortization expense in 2011, 2010 and 2009 was $107,701, $114,749 and $102,750, respectively. The estimated amortization expense for the five years ending June 30, 2012 through 2016 is $100,342, $93,048, $89,354, $86,521 and $84,717, respectively.